CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
General and administrative expenses	$ 91,813	$ 75,343
Related Party [Member]
General and administrative expenses	$ 463	$ 694